Nature of the business, Assets acquired (Details) $ / shares in Units, $ in Thousands						1 Months Ended	9 Months Ended
	Aug. 17, 2020 USD ($)	Apr. 03, 2020 USD ($) MW	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Aug. 16, 2020 USD ($)	May 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)
Nature of the business [Abstract]
Investments carried under the equity method							$ 116,746			$ 139,925
Solana [Member]
Nature of the business [Abstract]
Ownership interest							100.00%
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage interest acquired									51.00%
Ownership interest					51.00%
Consideration payment advanced					$ 19,900
Interest rate					12.00%
Payment received through cash sweep mechanism						$ 7,800
Secured loan amount									$ 4,500
Borrowings outstanding									$ 14,000
Call price (in dollars per share) | $ / shares									$ 1.00
Monterrey [Member]
Nature of the business [Abstract]
Gross capacity | MW			142
Investments carried under the equity method			$ 17,000
Acquisition purchase price			$ 42,000
Percentage interest acquired			30.00%
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW				75
Investments carried under the equity method				$ 4,900
ASI Operations LLC [Member]
Nature of the business [Abstract]
Investments carried under the equity method			$ 6,000
Acquisition purchase price			$ 6,000
Percentage interest acquired			100.00%
ATN2 [Member]
Nature of the business [Abstract]
Acquisition purchase price											$ 20,000
Atacama Desert [Member]
Nature of the business [Abstract]
Investments carried under the equity method		$ 4,000
Ownership percentage acquired		35.00%
Installed capacity | MW		55
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investments carried under the equity method	$ 290,000
Acquisition purchase price								$ 272,000
Period of annual net production of asset	4 years
Performance earn-out, period of highest annual net production of asset	5 years
Algonquin [Member] | Amherst Island [Member]
Nature of the business [Abstract]
Investments carried under the equity method				$ 92,300